Other real estate owned - Summary of Other Real Estate Owned (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Real Estate [Roll Forward]
Balance at beginning of period	$ 18,939	$ 12,643	$ 16,442
Transfers from loans	2,746	5,487	2,138
Transfers (to) from premises and equipment	(841)	4,290	0
Proceeds from sale of other real estate owned	(6,937)	(3,860)	(4,819)
Gain on sale of other real estate owned	354	1,058	271
Loans provided for sales of other real estate owned	(305)	(166)	(1,019)
Write-downs and partial liquidations	(1,845)	(513)	(370)
Balance at end of period	$ 12,111	$ 18,939	$ 12,643